15. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Related Party Transactions

The following are the related parties and the relationships with whom the Company had transactions / balances during 2025 and 2024.

Related party	Nature of relationship
Epazz, Inc.	Entity owns majority voting right
Epazz R&D	Entity controlled by Dr. Shaun Passley
Ameritek Ventures, Inc.	Entity in which Epazz Inc & Shaun Passley owns majority voting stock
GG Mars Capital, Inc.	Entity controlled by Vivienne Passley, a family member of Dr. Shaun Passley
Vivienne Passley	President of GG Mars Capital, Inc. and family member of Dr. Shaun Passley
Star Financial Corporation	Entity controlled by Fay Passley, a family member of Dr. Shaun Passley
Fay Passley	President of Star Financial Corporation and family member of Dr. Shaun Passley
Jennings Family Investments, Inc.	Entity controlled by Mary B. Kluber, a family member of James Sherman, Chief Financial Officer
LoneStella, LLC	Entity controlled by Jacob Sherman, a family member of James Sherman, Chief Financial Officer
Jacob Sherman	Family member of James Sherman, Chief Financial Officer
Propal Investments, LLC	Lender whose loan was personally guaranteed by James Sherman, Chief Financial Officer and director
Marie Pindling and Olga Passley	Family members of Dr. Shaun Passley
Dr. Shaun Passley	Chief Executive Officer, Chairman and significant shareholder
James A. Sherman	CFO, board member
Craig Passley	Board member, Shaun Passley's family member
Paul J. Piekos	Board member
Thomas W. Burns	Board member
Neville Brown	Board member

Transactions with Related Parties

Related Party	Particulars	2025 (CAD)	2024 (CAD)
Epazz Inc	Advances made to Epazz, Inc. for future services	10,701,840	10,015,900
Epazz Inc	Programming and support fees charged against advances	2,812,530	222,010
Epazz Inc	Wages and benefits charged against advances	1,360,843	325,607
Epazz Inc	Product Development Costs	0	1,033,465
Epazz Inc	Interest Income on Notes Receivable	27,348	27,348
Dr. Shaun Passley	Stock based compensation (preferred stock issuance)	2,423,174	0
James A. Sherman	Stock based compensation (Common stock issuance)	70,210	68,564
Craig Passley	Stock based compensation (Common stock issuance)	140,420	68,564
Paul J. Piekos	Stock based compensation (Common stock issuance)	28,083	27,425
Thomas W. Burns	Stock based compensation (Common stock issuance)	28,083	27,425
Neville Brown	Stock based compensation (Common stock issuance)	28,083	27,425
Yvonne V. Rattray	Stock based compensation (Common stock issuance)	28,083	27,425
Dr. Shaun Passley	Stock based compensation (Common stock issuance)	140,420	339,225
Dr. Shaun Passley	Wages and benefits	125,704	0
James A. Sherman	Wages and benefits	139,760	0
GG Mars Capital, Inc.	Amount drawn from line of credit	6,557,480	2,434,063
Star Financial Corporation	Amount drawn from line of credit	8,772,024	2,129,987
Jennings Family Investments, Inc.	Amount drawn from line of credit	44,369,045	4,847,745
LoneStella, LLC	Amount drawn from line of credit	4,358,005	539,438
GG Mars Capital, Inc.	Revolving Line of credit converted into shares	7,290,819	4,023,891
Star Financial Corporation	Revolving Line of credit converted into shares	9,620,428	2,912,440
Jennings Family Investments, Inc.	Revolving Line of credit converted into shares	44,648,463	3,635,817
LoneStella, LLC	Revolving Line of credit converted into shares	5,014,499	0
Propal Investments, LLC	Loan Principal repaid during the year	552,180	143,850
GG Mars Capital, Inc.	Finance Cost Interest, accretion	244,998	181,853
Star Financial Corporation	Finance Cost Interest, accretion	170,677	127,037
Jennings Family Investments, Inc.	Finance Cost Interest, accretion	503,130	157,181
LoneStella, LLC	Finance Cost Interest, accretion	25,903	113
Epazz R&D	Wages and benefits	744,693	0
Related Party	Particulars	2025 (Nos)	2024 (Nos)
Epazz Inc*	Stock issued (common control transaction)	2,000,000 common stock	11,700,000 prefered stock 45,000 super voting stock 1,400,000 common stock
Dr. Shaun Passley*	Stock issued (common control transaction)	1,000,000 Common Stock	3,500,000 prefered stock 10,000 super voting stock 200,000 common stock
Ameritek Ventures, Inc.	Stock issued (common control transaction)	-	750,000 prefered stock 5,000 super voting stock 1,000,000 common stock
GG Mars Capital, Inc.	Warrants exercised	200,000 Warrants	200,000 warrants
Jennings Family Investments, Inc.	Warrants exercised	200,000 warrants	-
LoneStella, LLC	Warrants exercised	350,000 warrants	-